Details of Significant Accounts - Share capital, share repurchase plan and tender offer- Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands						8 Months Ended	12 Months Ended
	Feb. 07, 2024	Dec. 29, 2023	Nov. 24, 2023	Oct. 26, 2023	May 04, 2023	Dec. 31, 2023	Dec. 31, 2023
Share capital
Maximum period authorised for share repurchase							12 months
Shares retired (in shares)							16,320,000
Perfect Class A Ordinary Shares
Share capital
Number of treasury shares retired (in shares)		16,129,000		191,000		191,000
Share repurchase, authorised amount			$ 50,000		$ 20,000
Number of treasury shares repurchased (in shares)						259,000
Treasury shares repurchased, amount						$ 1,064
Shares retired (in shares)			16,129,010				(16,347,000)
Number of treasury shares held (in shares)						68,000	68,000
Share price per share (in USD per share)			$ 3.10
Stock repurchase program authorized shares (in shares)			16,129,032
Perfect Class A Ordinary Shares | Major ordinary share transactions
Share capital
Number of treasury shares retired (in shares)	68,000